Revenues (Tables)	12 Months Ended
Dec. 31, 2021
Disaggregation of Revenue [Abstract]
Summary of Revenues
Revenues by source consisted of the following:

	For the Year Ended December 31,
	2019	2020	2021
Vehicle sales	2,171,231	5,546,754	20,041,955
Services and others	149,988	297,567	946,176

Total	2,321,219	5,844,321	20,988,131